Other intangible assets (Tables)	12 Months Ended
Dec. 31, 2013
Other intangible assets
	2013			2012
end of	Gross carrying amount	Accumu- lated amorti- zation	Net carrying amount	Gross carrying amount	Accumu- lated amorti- zation	Net carrying amount
Other intangible assets (CHF million)
Trade names/trademarks	25	(21)	4	25	(21)	4
Client relationships	222	(106)	116	314	(146)	168
Other	7	(1)	6	8	(2)	6
Total amortizing other intangible assets	254	(128)	126	347	(169)	178
Non-amortizing other intangible assets	84	–	84	65	–	65
of which mortgage servicing rights, at fair value	42	–	42	43	–	43
Total other intangible assets	338	(128)	210	412	(169)	243

Additional information	Additional information
in	2013	2012	2011
Aggregate amortization and impairment (CHF million)
Aggregate amortization	24	28	30
Impairment	8	7	0
of which related to discontinued operations	7	0	0

Estimated amortization	Estimated amortization
Estimated amortization (CHF million)
2014	18
2015	18
2016	17
2017	17
2018	16

Bank
Other intangible assets
	2013			2012
end of	Gross carrying amount	Accumu- lated amorti- zation	Net carrying amount	Gross carrying amount	Accumu- lated amorti- zation	Net carrying amount
Other intangible assets (CHF million)
Trade names/trademarks	25	(21)	4	25	(21)	4
Client relationships	222	(106)	116	303	(142)	161
Other	7	(1)	6	8	(2)	6
Total amortizing other intangible assets	254	(128)	126	336	(165)	171
Non-amortizing other intangible assets	84	–	84	72	–	72
of which mortgage servicing rights, at fair value	42	–	42	43	–	43
Total other intangible assets	338	(128)	210	408	(165)	243

Additional information	Additional information
in	2013	2012	2011
Aggregate amortization and impairment (CHF million)
Aggregate amortization	24	28	30
Impairment	8	0	0
of which related to discontinued operations	7	0	0

Estimated amortization	Estimated amortization
Estimated amortization (CHF million)
2014	18
2015	18
2016	17
2017	17
2018	16